Risk Management (Details 21) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Impact on income | Scenario 1
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	R$ (7)	R$ (8)
Equities	[1]	(1,748)	(1,351)
Impact on income | Scenario 2
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(1,491)	(1,931)
Equities	[1]	(43,705)	(33,783)
Impact on income | Scenario 3
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(2,669)	(3,482)
Equities	[1]	(87,410)	(67,567)
Impact on shareholders’ equity | Scenario 1
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(102)	(63)
Price indexes	[1]	(16)	(10)
Equities	[1]	(15,987)	(17,825)
Impact on shareholders’ equity | Scenario 2
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(20,473)	(14,873)
Price indexes	[1]	(1,750)	(1,269)
Equities	[1]	(399,669)	(445,615)
Impact on shareholders’ equity | Scenario 3
Sensitivity analysis for financial assets classified as Level 3
Interest rate in Reais	[1]	(36,901)	(26,345)
Price indexes	[1]	(3,296)	(2,394)
Equities	[1]	R$ (799,338)	R$ (891,231)

[1]	Values net of taxes.